Commitments and Contingencies (Details) - USD ($) $ in Millions	Sep. 30, 2021	Dec. 31, 2020	Dec. 31, 2019
Commitments and Contingencies Disclosure [Abstract]
Liabilities for labor lawsuits and litigation	$ 0.7	$ 0.8	$ 0.6